BARCLAYS GLOBAL INVESTORS FUNDS

Money Market Fund

Supplement dated July 12, 2005 to the

Prospectuses dated May 1, 2005

The following information replaces the second paragraph found under the “How to Sell Shares” heading on page 9 in the “Shareholder Information” section.

The Fund generally remits the proceeds from a sale the same Business Day after receiving a properly executed order to sell. The Fund can delay payment for one day, or longer than one day under extraordinary circumstances. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the Fund’s NAV not reasonably practicable; or (iii) the SEC by order permits the suspension of the right of redemption for the protection of the investors. The Fund reserves the right to suspend your right of redemption and to delay delivery of your redemption proceeds, as permitted under Section 22(e) of the Investment Company Act of 1940 and other applicable laws. The Fund further reserves the right to automatically redeem your shares and close your account for any reason, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, the Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares as provided from time to time in this Prospectus.

BGF-SU-MMF0705

BARCLAYS GLOBAL INVESTORS FUNDS

Institutional Money Market Fund

Prime Money Market Fund

Government Money Market Fund

Treasury Money Market Fund

Institutional Shares

Supplement dated July 12, 2005 to the

Prospectuses dated May 1, 2005

The following information replaces the second paragraph found under the “How to Sell Shares” heading in the “Shareholder Information” section beginning on page 11.

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one day, or longer than one day under extraordinary circumstances. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s NAV not reasonably practicable; or (iii) the SEC by order permits the suspension of the right of redemption for the protection of the investors. Each Fund reserves the right to suspend your right of redemption and to delay delivery of your redemption proceeds, as permitted under Section 22(e) of the Investment Company Act of 1940 and other applicable laws. Each Fund further reserves the right to automatically redeem your shares and close your account for any reason, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares as provided from time to time in this Prospectus.

BGF-SU-IS0705

BARCLAYS GLOBAL INVESTORS FUNDS

Institutional Money Market Fund

Prime Money Market Fund

Government Money Market Fund

Treasury Money Market Fund

Premium Shares

Supplement dated July 12, 2005 to the

Prospectuses dated May 1, 2005

The following information replaces the second paragraph found under the “How to Sell Shares” heading on page 12 in the “Shareholder Information” section.

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one day, or longer than one day under extraordinary circumstances. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s NAV not reasonably practicable; or (iii) the SEC by order permits the suspension of the right of redemption for the protection of the investors. Each Fund reserves the right to suspend your right of redemption and to delay delivery of your redemption proceeds, as permitted under Section 22(e) of the Investment Company Act of 1940 and other applicable laws. Each Fund further reserves the right to automatically redeem your shares and close your account for any reason, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares as provided from time to time in this Prospectus.

BGF-SU-PS0705

BARCLAYS GLOBAL INVESTORS FUNDS

Institutional Money Market Fund

Prime Money Market Fund

Government Money Market Fund

Treasury Money Market Fund

Select Shares

Supplement dated July 12, 2005 to the

Prospectuses dated May 1, 2005

The following information replaces the second paragraph found under the “How to Sell Shares” heading on page 12 in the “Shareholder Information” section.

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one day, or longer than one day under extraordinary circumstances. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s NAV not reasonably practicable; or (iii) the SEC by order permits the suspension of the right of redemption for the protection of the investors. Each Fund reserves the right to suspend your right of redemption and to delay delivery of your redemption proceeds, as permitted under Section 22(e) of the Investment Company Act of 1940 and other applicable laws. Each Fund further reserves the right to automatically redeem your shares and close your account for any reason, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares as provided from time to time in this Prospectus.

BGF-SU-SS0705

BARCLAYS GLOBAL INVESTORS FUNDS

Institutional Money Market Fund

Prime Money Market Fund

Government Money Market Fund

Treasury Money Market Fund

Trust Shares

Supplement dated July 12, 2005 to the

Prospectuses dated May 1, 2005

The following information replaces the second paragraph found under the “How to Sell Shares” heading on page 12 in the “Shareholder Information” section.

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one day, or longer than one day under extraordinary circumstances. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund’s NAV not reasonably practicable; or (iii) the SEC by order permits the suspension of the right of redemption for the protection of the investors. Each Fund reserves the right to suspend your right of redemption and to delay delivery of your redemption proceeds, as permitted under Section 22(e) of the Investment Company Act of 1940 and other applicable laws. Each Fund further reserves the right to automatically redeem your shares and close your account for any reason, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares as provided from time to time in this Prospectus.

BGF-SU-TS0705

BARCLAYS GLOBAL INVESTORS FUNDS

Institutional Money Market Fund

Aon Captive Shares

Supplement dated July 12, 2005 to the

Prospectuses dated May 1, 2005

The following information replaces the second paragraph found under the “How to Sell Shares” heading in the “Shareholder Information” section beginning on page 8.

The Fund generally remits the proceeds from a sale the same Business Day after receiving a properly executed order to sell. The Fund can delay payment for one day, or longer than one day under extraordinary circumstances. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the Fund’s NAV not reasonably practicable; or (iii) the SEC by order permits the suspension of the right of redemption for the protection of the investors. The Fund reserves the right to suspend your right of redemption and to delay delivery of your redemption proceeds, as permitted under Section 22(e) of the Investment Company Act of 1940 and other applicable laws. The Fund further reserves the right to automatically redeem your shares and close your account for any reason, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, the Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund’s shares as provided from time to time in this Prospectus.